SIGNIFICANT ACCOUNTING POLICIES (Policies)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023
Basis of accounting

a.	Basis of presentation

The accompanying audited consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Holdco Nuvo Group D G Ltd [Member]
General Information

General Information

Holdco Nuvo Group D.G Ltd (“the Company”) was incorporated as a limited liability company under the laws of the State of Israel on July 20, 2023 for the sole purpose of effectuating the transactions described in the business combination agreement, dated August 17, 2023 (the “Business Combination Agreement”) by and among the Company, LAMF Global Ventures Corp. I, a Cayman Islands exempted company (“LAMF”), Nuvo Group Ltd., a limited liability company organized under the laws of the State of Israel (“Nuvo”), Nuvo Assetco Corp., a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Assetco”), and H.F.N Insight Merger Company Ltd., a limited liability company organized under the laws of the State of Israel and a wholly owned subsidiary of LAMF (“Merger Sub”) (the “Business Combination”).

Pursuant to the Business Combination Agreement, one day prior to the closing of the Business Combination, LAMF will be merged with and into Assetco (the “SPAC Merger”) and Assetco will continue as the surviving corporation (Assetco, in its capacity as the surviving entity of the SPAC Merger, the “SPAC Surviving Company”). On the date of the closing of the Business Combination (the “Closing”), Merger Sub will be merged with and into Nuvo (the “Acquisition Merger”) and Nuvo will continue as the surviving corporation (Nuvo, in its capacity as the surviving entity of the Acquisition Merger, the “Acquisition Surviving Sub”).

Following the consummation of the transactions contemplated by the Business Combination Agreement, the Company will be the surviving publicly-traded corporation. In addition, following the consummation of such transactions, the SPAC Surviving Company shall distribute any remaining funds in the trust account to Holdco and shall be liquidated. However, the consummation of the transactions contemplated by the Business Combination Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

Basis of accounting

Basis of accounting

The consolidated balance sheets have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Separate statements of changes in equity, operations, comprehensive income, and cash flows have not been presented in the consolidated Financial Statements because there have been no operating activities in the Company during the period July 20, 2023 to December 31, 2023.

Prepaid expenses - Transaction costs in an offering of equity securities

Prepaid expenses - Transaction costs in an offering of equity securities

In the event of offering of equity securities, incremental costs that otherwise would not have been incurred are deferred and capitalized in the balance sheet as a financial asset at amortized cost instead of expensed as incurred. When cash is received from investors as part of the offering, such deferred incremental costs are derecognised and deducted from additional paid-in capital.